UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-05407

Trust for Credit Unions
(Exact name of registrant as specified in charter)

615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

With Copies To:
Jay E. Johnson	Michael P. Malloy
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

 (Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-342-5828

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b 1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of  information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments – May 31, 2019 (Unaudited)

Par Value		Value

BANK NOTES - 13.92%
	Financials - 13.92%
$ 3,000,000	Branch Banking & Trust Co.,
	3 Month LIBOR USD + 0.220%
	2.740%, 06/01/20 (a)	$3,000,586
1,750,000	Capital One NA,
	3 Month LIBOR USD + 0.765%
	3.373%, 09/13/19 (a)	1,752,064
9,200,000	2.350%, 01/31/20	9,182,193
3,000,000	Citizens Bank NA,
	3 Month LIBOR USD + 0.540%
	3.060%, 03/02/20 (a)	3,004,245
1,000,000	2.250%, 10/30/20	995,193
5,000,000	3 Month LIBOR USD + 0.810%
	3.331%, 05/26/22 (a)	5,015,600
5,550,000	Compass Bank,
	3 Month LIBOR USD + 0.730%
	3.331%, 06/11/21 (a)	5,539,608
2,350,000	Discover Bank,
	3.100%, 06/04/20	2,357,026
450,000	JPMorgan Chase Bank NA,
	3 Month LIBOR USD + 0.590%
	3.192%, 09/23/19 (a)	450,623
4,000,000	Manufacturers & Traders Trust Co.,
	3 Month LIBOR USD + 0.610%
	3.130%, 05/18/22 (a)	4,007,870
5,000,000	Regions Bank,
	3 Month LIBOR USD + 0.380%
	2.972%, 04/01/21 (a)	4,984,549
11,000,000	Synchrony Bank,
	3 Month LIBOR USD + 0.625%
	3.226%, 03/30/20 (a)	11,017,862
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510%
	3.102%, 10/22/21 (a)	5,003,334
	Total Bank Notes	56,310,753
	(Cost $56,367,641)

ASSET BACKED SECURITIES - 0.21%
	Federal National Mortgage Association REMIC - 0.18%
53,463	Series 2001-W4, Class AV1
	1 Month LIBOR USD + 0.280%
	2.710%, 02/25/32 (a)	52,932
89,843	Series 2002-W2, Class AV1
	1 Month LIBOR USD + 0.260%
	2.690%, 06/25/32 (a)	87,120

583,787	Series 2002-T7, Class A1
	1 Month LIBOR USD + 0.110%
	2.697%, 07/25/32 (a)	568,756
		708,808
	National Credit Union Administration - 0.03%
121,472	Series 2010-A1, Class A
	1 Month LIBOR USD + 0.350%
	2.813%, 12/07/20 (a)(b)	121,308
		121,308
	Total Asset Backed Securities	830,116
	(Cost $848,583)

COLLATERALIZED MORTGAGE OBLIGATIONS - 28.38%
	Federal Home Loan Mortgage Corporation REMIC - 4.99%
928	Series 1009, Class D
	1 Month LIBOR USD + 0.600%
	3.040%, 10/15/20 (a)	912
4,930	Series 1066, Class P
	1 Month LIBOR USD + 0.900%
	3.340%, 04/15/21 (a)	4,859
7,268	Series 1222, Class P
	10 Year CMT Rate -0.400%
	2.130%, 03/15/22 (a)(c)	7,216
21,341	Series 1250, Class J
	7.000%, 05/15/22 (c)	22,234
5,480	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	3.840%, 12/15/22 (a)(d)	5,578
16,344	Series 3777, Class DA
	3.500%, 10/15/24 (d)	16,330
961,981	Series 2977, Class M
	5.000%, 05/15/25 (c)	1,003,557
1,879,148	Series 3702, Class FG
	1 Month LIBOR USD + 0.450%
	2.890%, 08/15/32 (a)(b)	1,884,180
1,904,347	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	2.790%, 10/15/33 (a)(b)(c)	1,902,717
1,352,494	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	2.840%, 08/15/36 (a)	1,355,270
110,204	Series 3231, Class FB
	1 Month LIBOR USD + 0.350%
	2.790%, 10/15/36 (a)	110,109
72,296	Series 3314, Class FC
	1 Month LIBOR USD + 0.400%
	2.840%, 12/15/36 (a)	72,372
378,128	Series 3545, Class FA
	1 Month LIBOR USD + 0.850%
	3.290%, 06/15/39 (a)	385,735

790,780	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	2.940%, 06/15/39 (a)(b)	792,533
1,257,036	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	2.840%, 11/15/39 (a)(d)	1,258,729
455,681	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	2.810%, 03/15/41 (a)	456,165
65,745	Series 3868, Class FA
	1 Month LIBOR USD + 0.400%
	2.840%, 05/15/41 (a)	64,968
57,100	Series 4109, Class EC
	2.000%, 12/15/41 (b)(d)	49,852
1,595,373	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	2.940%, 12/15/44 (a)(b)	1,602,150
9,245,986	Series 4748, Class DF
	1 Month LIBOR USD + 0.300%
	2.740%, 08/15/47 (a)(c)	9,183,244
		20,178,710
	Federal National Mortgage Association REMIC - 8.29%
1,623	Series 1990-145, Class A
	3.462%, 12/25/20 (a)	1,625
41,649	Series 1991-67, Class J
	7.500%, 08/25/21 (c)	42,661
55,319	Series 1992-137, Class F
	1 Month LIBOR USD + 1.000%
	3.430%, 08/25/22 (a)	55,923
72,559	Series 1993-027, Class F
	1 Month LIBOR USD + 1.150%
	3.580%, 02/25/23 (a)(e)	73,734
42,440	Series 1998-21, Class F
	1 Year CMT Rate + 0.350%
	2.830%, 03/25/28 (a)	42,580
18,565	Series 2011-137, Class A
	4.000%, 06/25/29 (d)	18,536
133,177	Series 2000-16, Class ZG
	8.500%, 06/25/30 (d)	158,817
124,396	Series 2000-32, Class Z
	7.500%, 10/18/30	143,885
191,553	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	2.830%, 06/25/36 (a)	191,792
205,747	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	2.830%, 08/25/36 (a)(c)	206,016
239,722	Series 2006-79, Class PF
	1 Month LIBOR USD + 0.400%
	2.830%, 08/25/36 (a)(c)	240,016
572,337	Series 2006-111, Class FA
	1 Month LIBOR USD + 0.380%
	2.810%, 11/25/36 (a)	573,234

240,008	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	2.880%, 08/25/37 (a)	240,833
245,826	Series 2007-92, Class OF
	1 Month LIBOR USD + 0.570%
	3.000%, 09/25/37 (a)	245,316
499,463	Series 2007-85, Class FC
	1 Month LIBOR USD + 0.540%
	2.970%, 09/25/37 (a)	503,134
256,730	Series 2007-86, Class FC
	1 Month LIBOR USD + 0.570%
	3.000%, 09/25/37 (a)	258,965
328,981	Series 2007-99, Class FD
	1 Month LIBOR USD + 0.600%
	3.030%, 10/25/37 (a)	332,272
32,504	Series 2009-84, Class WF
	1 Month LIBOR USD + 1.100%
	3.530%, 10/25/39 (a)	33,253
1,240,268	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	2.830%, 11/25/39 (a)(d)	1,244,429
1,203,244	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	2.830%, 11/25/39 (a)(d)	1,205,319
632,542	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	2.860%, 11/25/40 (a)(c)	632,636
2,657,014	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	2.830%, 04/25/41 (a)(c)	2,660,116
535,375	Series 2011-63, Class FG
	1 Month LIBOR USD + 0.450%
	2.880%, 07/25/41 (a)	537,107
768,871	Series 2012-38, Class JE
	3.250%, 04/25/42 (c)	774,190
2,357,831	Series 2015-30, Class AB
	3.000%, 05/25/45	2,421,273
4,937,618	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	2.830%, 09/25/46 (a)	4,939,498
5,749,003	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	2.930%, 11/25/46 (a)	5,766,278
3,972,522	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	2.830%, 05/25/47 (a)	3,964,760
4,569,618	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	2.780%, 01/25/48 (a)	4,550,836

1,462,817	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	3.270%, 04/25/48 (a)(b)	1,482,573
		33,541,607
	Government National Mortgage Association - 14.83%
1,914,711	Series 2016-H24, Class BF
	12 Month LIBOR USD + 0.230%
	3.155%, 11/20/66 (a)	1,929,755
2,504,442	Series 2017-H03, Class FA
	12 Month LIBOR USD + 0.310%
	3.430%, 12/20/66 (a)	2,536,117
3,922,911	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	2.993%, 03/20/67 (a)	3,923,794
4,036,601	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	3.013%, 03/20/67 (a)	4,040,805
9,221,018	Series 2017-H11, Class FV
	1 Month LIBOR USD + 0.500%
	2.993%, 05/20/67 (a)	9,222,966
4,518,389	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	2.893%, 01/20/68 (a)	4,500,728
9,830,703	Series 2018-H01, Class FG
	12 Month LIBOR USD + 0.150%
	3.270%, 01/20/68 (a)	9,686,951
9,549,771	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	2.860%, 06/20/68 (a)	9,379,992
10,044,392	Series 2018-H15, Class FG
	12 Month LIBOR USD + 0.150%
	3.030%, 08/20/68 (a)	9,838,046
4,994,553	Series 2019-H04, Class FB
	1 Month LIBOR USD + 0.550%
	3.043%, 03/20/69 (a)	4,961,638
		60,020,792
	National Credit Union Administration - 0.27%
162,214	Series 2011-R1, Class 1A
	1 Month LIBOR USD + 0.450%
	2.917%, 01/08/20 (a)(b)	162,530
698,672	Series 2011-R2, Class 1A
	1 Month LIBOR USD + 0.400%
	2.867%, 02/06/20 (a)(b)	699,359
235,761	Series 2011-R3, Class 1A
	1 Month LIBOR USD + 0.400%
	2.851%, 03/11/20 (a)(b)	236,230
		1,098,119
	Total Collateralized Mortgage Obligations	114,839,228
	(Cost $115,229,020)

MORTGAGE-BACKED OBLIGATIONS - 4.14%
	Federal Home Loan Mortgage Corporation - 0.11%
1,922	H15T1Y + 2.130%
	6.922%, 11/01/19 (a)	1,917
34,746	6 Month LIBOR USD + 1.278%
	4.075%, 11/01/22 (a)	35,206
11,637	6 Month LIBOR USD + 1.156%
	3.807%, 11/01/22 (a)	11,673
11,605	6 Month LIBOR USD + 2.228%
	4.857%, 10/01/24 (a)	11,749
24	H15T3Y + 2.000%
	2.875%, 10/01/25 (a)	24
282,500	H15T3Y + 2.559%
	4.315%, 08/01/28 (a)	283,286
7,658	H15T1Y + 1.618%
	4.278%, 07/01/29 (a)	7,786
83,478	H15T1Y + 2.001%
	4.628%, 05/01/31 (a)	85,374
		437,015

	Federal Home Loan Mortgage Corporation Gold - 0.00%
962	5.500%, 01/01/20	962
1,094	4.500%, 10/01/20	1,114
1,239	3.500%, 12/01/20	1,274
6,773	3.500%, 10/01/22	6,965
644	4.500%, 07/01/23	663
		10,978

	Federal National Mortgage Association - 3.59%
12,638	11th District Cost of Funds Index + 1.250%
	6.864%, 12/01/19 (a)	12,613
463	5.000%, 01/01/20	475
17,883	3.500%, 09/01/20	18,380
1,574	3.500%, 10/01/20	1,618
7,474	3.500%, 03/01/21	7,682
12,910	H15T1Y + 2.000%
	6.807%, 02/01/22 (a)	13,003
9,613	H15BDI6M + 2.425%
	5.925%, 10/01/25 (a)	9,398
519	H15T1Y + 2.195%
	4.755%, 02/01/27 (a)	519
146,736	5.000%, 03/01/27	151,008
27,868	11th District Cost of Funds Index + 1.250%
	2.702%, 07/01/27 (a)	27,782
51,004	11th District Cost of Funds Index + 1.500%
	4.684%, 01/01/29 (a)	52,257
12,037	11th District Cost of Funds Index + 1.500%
	4.667%, 02/01/29 (a)	12,533
33,850	11th District Cost of Funds Index + 1.799%
	2.965%, 08/01/29 (a)	33,757
2,364	H15T1Y + 2.255%
	4.505%, 07/01/32 (a)	2,408

47,352	12 Month LIBOR USD + 1.755%
	4.505%, 07/01/32 (a)	48,229
8,917	6.000%, 08/01/32	9,695
187,574	H15T1Y + 2.625%
	5.053%, 09/01/32 (a)	195,226
26,596	12 Month LIBOR USD + 1.225%
	4.100%, 01/01/33 (a)	27,479
26,414	H15T1Y + 2.221%
	4.477%, 06/01/33 (a)	27,772
436,694	11th District Cost of Funds Index + 1.250%
	4.608%, 08/01/33 (a)	465,701
1,649	6.000%, 11/01/33	1,808
233,401	H15T1Y + 2.066%
	4.559%, 04/01/34 (a)	245,659
193,602	11th District Cost of Funds Index + 1.250%
	2.416%, 07/01/34 (a)	190,491
423,699	11th District Cost of Funds Index + 1.250%
	2.416%, 08/01/34 (a)	417,695
44,454	6.000%, 09/01/34	48,575
2,276	6.000%, 10/01/34	2,510
280,130	12 Month LIBOR USD + 1.771%
	4.615%, 07/01/37 (a)	294,825
99,442	6.500%, 11/01/37	103,950
23,564	6.000%, 06/01/38	25,679
19,149	6.000%, 09/01/38	20,789
11,237	6.000%, 09/01/38	12,585
6,485	6.000%, 11/01/38	7,040
4,806	6.000%, 10/01/39	5,218
5,327,539	12 Month LIBOR USD + 1.681%
	4.478%, 07/01/40 (a)	5,484,885
4,910,296	12 Month LIBOR USD + 1.752%
	4.664%, 02/01/42 (a)	5,101,595
1,070,174	12 Month LIBOR USD + 1.744%
	3.434%, 05/01/42 (a)	1,104,116
352,943	11th District Cost of Funds Index + 1.250%
	2.416%, 08/01/44 (a)	348,077
		14,533,032

	Government National Mortgage Association - 0.44%
17,443	7.000%, 04/15/26	18,646
143,343	H15T1Y + 2.000%
	4.125%, 04/20/34 (a)	144,838
636,822	H15T1Y + 1.500%
	3.625%, 06/20/34 (a)	659,566
553,147	H15T1Y + 1.500%
	3.750%, 08/20/34 (a)	576,879
54,537	H15T1Y + 1.500%
	3.625%, 05/20/42 (a)	55,874
40,542	H15T1Y + 1.500%
	3.625%, 06/20/42 (a)	41,539
202,312	H15T1Y + 1.500%
	3.750%, 07/20/42 (a)	207,570

20,030	H15T1Y + 1.500%
	4.125%, 10/20/42 (a)	20,590
44,392	H15T1Y + 1.500%
	4.125%, 12/20/42 (a)	45,638
		1,771,140
	Total Mortgage-Backed Obligations	16,752,165
	(Cost $16,668,182)

AGENCY DEBENTURES - 0.68%
	Other Agency Debentures - 0.68%
2,750,000	Sri Lanka Government AID Bond
	3 Month LIBOR USD + 0.300%
	2.825%, 11/01/24 (a)(f)(g)	2,750,000
	Total Agency Debentures	2,750,000
	(Cost $2,750,000)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 23.13%
	FREMF, Multifamily Aggregation Risk Transfer Trust
21,339,000	Series 2017-KT01, Class A
	1 Month LIBOR USD + 0.320%
	2.757%, 02/25/20 (a)	21,318,638
	FHLMC, Multifamily Structured Pass Through Certificates
410,704	Series K-712, Class A2
	1.869%, 11/25/19 (b)(d)	409,130
1,215,376	Series K-P02, Class A2
	2.355%, 04/25/21 (a)(b)(d)	1,210,632
4,138,411	Series K-LH3, Class A
	1 Month LIBOR USD + 0.700%
	3.181%, 11/25/22 (a)(b)	4,137,006
2,514,987	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	2.841%, 02/25/24 (a)	2,509,773
8,638,935	Series K-F31, Class A
	1 Month LIBOR USD + 0.370%
	2.851%, 04/25/24 (a)(b)	8,604,218
1,000,000	Series K-BF1, Class A
	1 Month LIBOR USD + 0.390%
	2.871%, 07/25/24 (a)	997,619
8,895,489	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	2.821%, 06/25/25 (a)	8,846,758
15,000,000	Series K-F55, Class A
	1 Month LIBOR USD + 0.510%
	2.991%, 11/25/25 (a)	15,008,750
7,250,000	Series K-F62, Class A
	1 Month LIBOR USD + 0.480%
	2.961%, 04/25/26 (a)(b)	7,250,000
2,577,654	Series K-F30, Class A
	1 Month LIBOR USD + 0.370%
	2.851%, 03/25/27 (a)(b)	2,563,667

4,916,591	Series K-F48, Class A
	1 Month LIBOR USD + 0.290%
	2.771%, 06/25/28 (a)(b)	4,870,367
5,000,000	Series K-F50, Class A
	1 Month LIBOR USD + 0.400%
	2.830%, 07/25/28 (a)(b)	4,976,379
6,250,000	Series K-F52, Class A
	1 Month LIBOR USD + 0.420%
	2.901%, 09/25/28 (a)(b)	6,195,144
2,932,659	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	3.041%, 11/25/28 (a)	2,907,277
	FNMA
1,772,083	Series 2017-M5, Class FA
	1 Month LIBOR USD + 0.490%
	2.970%, 04/25/24 (a)	1,755,059
	Total U.S. Government-Backed Obligations	93,560,417
	(Cost $93,881,253)

REPURCHASE AGREEMENTS - 31.04%
42,000,000	RBC Capital Markets, 2.690%, Dated 05/31/19, matures 07/5/19, repurchase
	price $42,109,842 (collateralized by $38,220,117 par amount of Domestic
	Municipal Securities of 5.000% due 12/15/32 to 08/01/41, total market value
	$44,290,011)	42,000,000
4,000,000	Amherst Pierpoint Securities, 2.833%, Dated 05/03/19, matures 06/06/19, repurchase price
	$4,010,703 (collateralized by $4,654,457 par amount of United States
	Treasury Bills, Government Agencies, FNMA, FHLMC and CMO Securities of 0.000%
	to 5.500% due 01/15/21 to 02/20/69, total market value $4,256,072)	4,000,000
10,000,000	Amherst Pierpoint Securities, 2.780%, Dated 05/17/19, matures 06/17/19, repurchase price
	$10,023,939 (collateralized by $10,505,915 par amount of United States
	Treasury Bills, FHLMC and CMO Securities of 1.375% to 4.000% due
	09/15/20 to 05/01/49, total market value $10,286,575)	10,000,000
28,600,000	INTL FCStone Financial, Inc., 2.550%, Dated 05/31/2019, matures 06/03/2019,
	repurchase price $28,606,078 (collateralized by $65,168,331 par amount of GNMA,
	FNMA, and FHLMC Securities of 2.500% to 6.500% due 05/01/23 to 02/20/69,
	total market value $29,087,457)	28,600,000
26,000,000	Amherst Pierpoint Securities, 2.836%, Dated 05/01/19, matures 06/05/19, repurchase price
	$26,071,685 (collateralized by $29,820,166 par amount of United States Treasury Bills
	and CMO Securities of 0.000% to 4.000% due 07/05/19 to 01/25/49, total
	market value $27,693,402)	26,000,000
15,000,000	Amherst Pierpoint Securities, 2.700%, Dated 05/31/19, matures 07/01/19, repurchase price
	$15,034,875 (collateralized by $21,291,745 par amount of United States
	Treasury Bills, GNMA, FNMA, FHLMC and Government Agencies of 0.000% to 6.000%
	due 10/31/19 to 06/25/49, total market value $15,308,023)	15,000,000
	Total Repurchase Agreements	125,600,000
	(Cost $125,600,000)
	Total Investments - 101.50%	410,642,679
	(Cost $411,344,679)
	Net Other Assets and Liabilities - (1.50)%	(6,056,563)
	Net Assets - 100.00%	$404,586,116

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2019. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b) The security has Structured collateral.
(c) The security has PAC (Planned Amortization Class) collateral.
(d) The security has Sequential collateral.
(e) The security has Support collateral.
(f) Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of
May 31, 2019, this security amounted to $2,750,000 or 0.68% of net assets. Investment categorized as a significant unobservable input (Level 3).
(g) Illiquid security. The total market value of this security was $2,750,000, representing
0.68% of net assets.
Explanation of Abbreviations and Acronyms:

CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans
GNMA	Government National Mortgage Association
H15BDI6M	US Treasury Bill 3 Month Auction High Discount Rate
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
H15T3Y	US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
USD	U.S. Dollar

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments – May 31, 2019 (Unaudited)

Par Value		Value

BANK NOTES - 17.50%
	Financials - 17.50%
$ 2,000,000	Associated Bank NA,
	3.500%, 08/13/21	$2,029,292
4,000,000	Capital One NA,
	2.950%, 07/23/21	4,027,419
2,500,000	2.250%, 09/13/21	2,475,242
5,000,000	Citibank NA,
	3 Month LIBOR USD + 0.350%
	2.885%, 02/12/21 (a)	5,005,313
2,575,000	Citizens Bank NA,
	3 Month LIBOR USD + 0.570%
	3.091%, 05/26/20 (a)	2,581,474
1,000,000	2.200%, 05/26/20	995,352
2,000,000	2.250%, 10/30/20	1,990,386
5,000,000	Compass Bank,
	3 Month LIBOR USD + 0.730%
	3.331%, 06/11/21 (a)	4,990,638
1,500,000	Fifth Third Bank,
	2.875%, 10/01/21	1,512,032
5,500,000	Huntington National Bank,
	3.250%, 05/14/21	5,562,097
2,000,000	KeyBank NA,
	3 Month LIBOR USD + 0.660%
	3.239%, 02/01/22 (a)	2,007,489
11,250,000	Manufacturers & Traders Trust Co.,
	3 Month LIBOR USD + 0.610%
	3.130%, 05/18/22 (a)	11,272,135
5,592,000	PNC Bank NA,
	2.150%, 04/29/21	5,555,075
3,000,000	2.550%, 12/09/21	2,998,895
5,200,000	Regions Bank,
	3 Month LIBOR USD + 0.380%
	2.972%, 04/01/21 (a)	5,183,931
5,000,000	Synchrony Bank,
	3 Month LIBOR USD + 0.625%
	3.226%, 03/30/20 (a)	5,008,119
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510%
	3.102%, 10/22/21 (a)	5,003,334
	Total Bank Notes	68,198,223
	(Cost $68,098,321)

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.04%
	Federal Home Loan Mortgage Corporation REMIC - 4.81%
12,786	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	3.840%, 12/15/22 (a)(b)	13,016
221,210	Series 2868, Class AV
	5.000%, 08/15/24 (b)(c)	230,631
13,496	Series 3777, Class DA
	3.500%, 10/15/24 (b)	13,484
142,884	Series 1980, Class Z
	7.000%, 07/15/27 (b)	159,856
1,579,919	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	2.790%, 10/15/33 (a)(c)(d)	1,578,567
1,348,956	Series 3471, Class FB
	1 Month LIBOR USD + 1.000%
	3.440%, 08/15/35 (a)	1,373,002
684,394	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	2.840%, 08/15/36 (a)	685,799
2,036,888	Series 3208, Class FA
	1 Month LIBOR USD + 0.400%
	2.840%, 08/15/36 (a)	2,041,070
1,633,327	Series 3371, Class FA
	1 Month LIBOR USD + 0.600%
	3.040%, 09/15/37 (a)	1,648,870
415,118	Series 3367, Class YF
	1 Month LIBOR USD + 0.550%
	2.990%, 09/15/37 (a)	418,278
738,419	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	2.940%, 06/15/39 (a)(c)	740,056
1,247,793	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	2.840%, 11/15/39 (a)(b)	1,249,474
285,917	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	2.810%, 03/15/41 (a)	286,221
45,498	Series 4109, Class EC
	2.000%, 12/15/41 (b)(c)	39,723
1,228,487	Series 4272, Class FD
	1 Month LIBOR USD + 0.350%
	2.790%, 11/15/43 (a)	1,225,860
2,233,522	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	2.940%, 12/15/44 (a)(c)	2,243,010
4,665,561	Series 4784, Class PK
	3.500%, 06/15/45 (d)	4,794,964
		18,741,881

	Federal National Mortgage Association REMIC - 7.98%
16	Series 2009-70, Class TN
	4.000%, 08/25/19	16
16	Series 2009-70, Class TM
	4.000%, 08/25/19	15
1,307	Series G92-44, Class Z
	8.000%, 07/25/22	1,367
3,332,458	Series 2013-57, Class DK
	3.500%, 06/25/33	3,480,854
277,247	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	2.830%, 06/25/36 (a)	277,594
298,948	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	2.830%, 08/25/36 (a)(d)	299,340
180,006	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	2.880%, 08/25/37 (a)	180,624
1,059,331	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	2.830%, 11/25/39 (a)(b)	1,062,885
1,195,275	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	2.830%, 11/25/39 (a)(b)	1,197,337
249,974	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	2.860%, 11/25/40 (a)(d)	250,011
869,891	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	2.830%, 04/25/41 (a)(d)	870,906
481,975	Series 2015-92, Class PA
	2.500%, 12/25/41 (c)(d)	484,246
616,707	Series 2012-38, Class JE
	3.250%, 04/25/42 (d)	620,973
1,531,131	Series 2012-71, Class FL
	1 Month LIBOR USD + 0.500%
	2.930%, 07/25/42 (a)	1,535,743
5,803,423	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	2.830%, 09/25/46 (a)	5,805,633
6,099,112	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	2.930%, 11/25/46 (a)	6,117,440
3,972,522	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	2.830%, 05/25/47 (a)	3,964,760
3,816,677	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	2.780%, 01/25/48 (a)	3,800,990
1,135,599	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	3.270%, 04/25/48 (a)(c)	1,150,936
		31,101,670

	Government National Mortgage Association - 8.09%
3,922,911	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	2.993%, 03/20/67 (a)	3,923,794
4,036,601	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	3.013%, 03/20/67 (a)	4,040,805
4,518,389	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	2.893%, 01/20/68 (a)	4,500,728
9,885,106	Series 2018-H09, Class FC
	12 Month LIBOR USD + 0.150%
	2.860%, 06/20/68 (a)	9,696,992
9,549,771	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	2.860%, 06/20/68 (a)	9,379,992
		31,542,311
	National Credit Union Administration - 0.16%
338,750	Series 2011-R2, Class 1A
	1 Month LIBOR USD + 0.400%
	2.867%, 02/06/20 (a)(c)	339,083
263,498	Series 2011-R3, Class 1A
	1 Month LIBOR USD + 0.400%
	2.851%, 03/11/20 (a)(c)	264,022
		603,105
	Total Collateralized Mortgage Obligations	81,988,967
	(Cost $82,089,003)

MORTGAGE-BACKED OBLIGATIONS - 27.60%
	Federal Home Loan Mortgage Corporation - 1.58%
27,979	12 Month LIBOR USD + 1.735%
	4.735%, 01/01/34 (a)	29,222
87,512	12 Month LIBOR USD + 1.840%
	4.591%, 11/01/34 (a)	91,685
281,379	H15T1Y + 2.250%
	4.707%, 08/01/35 (a)	296,427
375,718	12 Month LIBOR USD + 1.769%
	4.803%, 05/01/36 (a)	395,066
271,836	12 Month LIBOR USD + 1.890%
	4.910%, 03/01/42 (a)	281,715
5,016,392	3.000%, 02/01/47	5,073,062
		6,167,177

	Federal Home Loan Mortgage Corporation Gold - 7.54%
1,019	5.500%, 01/01/20	1,018
52,399	5.000%, 04/01/20	53,710
906	4.500%, 10/01/20	922
1,026	3.500%, 12/01/20	1,055
5,606	3.500%, 10/01/22	5,765
7,785,057	2.000%, 12/01/31	7,639,259
94,135	5.000%, 08/01/35	101,139
12,590	5.000%, 12/01/35	13,534
4,075,243	3.000%, 01/01/37	4,134,746
4,097,385	3.000%, 02/01/37	4,157,222
6,086,135	3.500%, 02/01/37	6,266,872
5,702,320	3.500%, 03/01/37	5,871,663
127,046	5.000%, 03/01/37	136,515
259,229	5.000%, 05/01/37	278,717
212,805	5.000%, 02/01/38	228,515
77,520	5.000%, 03/01/38	83,228
59,273	5.000%, 09/01/38	63,692
201,428	5.000%, 12/01/38	216,438
131,520	5.000%, 01/01/39	141,336
		29,395,346

	Federal National Mortgage Association - 18.37%
14,761	3.500%, 09/01/20	15,171
1,300	3.500%, 10/01/20	1,336
6,169	3.500%, 03/01/21	6,341
7,452,262	2.669%, 08/01/22	7,571,228
5,000,000	3.500%, 06/15/26 TBA (e)	5,135,997
117,389	5.000%, 03/01/27	120,807
58,263	7.000%, 08/01/28	59,416
26,810	7.000%, 08/01/28	26,811
129,635	7.000%, 11/01/28	137,790
123,732	2.500%, 02/01/32	123,791
14,491	7.000%, 02/01/32	16,098
28,905	H15T1Y + 2.235%
	4.735%, 05/01/32 (a)	28,917
84,110	7.000%, 05/01/32	91,390
192,627	H15T1Y + 2.625%
	5.053%, 09/01/32 (a)	200,486
9,073	7.000%, 09/01/32	9,118
10,645,829	4.000%, 04/01/33	11,135,986
296,678	H15T1Y + 2.215%
	4.393%, 07/01/33 (a)	311,786
152,291	12 Month LIBOR USD + 1.537%
	4.412%, 11/01/33 (a)	156,782
244,297	H15T1Y + 2.215%
	4.721%, 12/01/33 (a)	254,353
4,414,404	4.500%, 01/01/34	4,546,382
1,423,574	4.500%, 01/01/34	1,466,295

51,712	12 Month LIBOR USD + 1.715%
	4.465%, 03/01/34 (a)	53,974
242,329	12 Month LIBOR USD + 1.545%
	4.452%, 04/01/34 (a)	253,354
84,177	H15T1Y + 2.185%
	4.435%, 08/01/34 (a)	89,066
1,001	6.000%, 09/01/34	1,117
97,744	12 Month LIBOR USD + 1.637%
	4.491%, 10/01/34 (a)	101,738
68,940	12 Month LIBOR USD + 1.632%
	4.632%, 03/01/35 (a)	71,679
82,521	12 Month LIBOR USD + 1.720%
	4.720%, 04/01/35 (a)	86,372
218,697	12 Month LIBOR USD + 1.404%
	4.390%, 05/01/35 (a)	227,046
253,509	H15T1Y + 2.313%
	4.820%, 05/01/35 (a)	267,982
129,552	6 Month LIBOR USD + 1.412%
	4.107%, 06/01/35 (a)	132,874
1,854,023	4.000%, 06/01/35	1,931,497
180,402	6 Month LIBOR USD + 1.514%
	4.272%, 08/01/35 (a)	186,406
356,788	12 Month LIBOR USD + 1.750%
	4.500%, 08/01/35 (a)	374,125
181,711	12 Month LIBOR USD + 2.435%
	5.185%, 09/01/35 (a)	193,959
182,478	H15T1Y + 2.085%
	4.430%, 10/01/35 (a)	191,509
706,958	12 Month LIBOR USD + 1.559%
	4.372%, 11/01/35 (a)	735,796
309,891	12 Month LIBOR USD + 1.737%
	4.790%, 03/01/36 (a)	325,775
313,585	12MTA + 2.482%
	4.911%, 04/01/36 (a)	331,266
4,780,399	4.500%, 12/01/38	5,028,874
66,336	5.000%, 10/01/39	71,807
1,375,938	12 Month LIBOR USD + 1.744%
	3.434%, 05/01/42 (a)	1,419,578
794,587	12 Month LIBOR USD + 1.700%
	2.811%, 06/01/42 (a)	817,411
1,281,510	12 Month LIBOR USD + 1.679%
	2.244%, 10/01/42 (a)	1,325,273
1,055,515	12 Month LIBOR USD + 1.588%
	3.196%, 12/01/44 (a)	1,078,508
4,805,791	12 Month LIBOR USD + 1.610%
	3.185%, 04/01/47 (a)	4,909,107
4,702,340	12 Month LIBOR USD + 1.607%
	3.050%, 09/01/47 (a)	4,783,037
14,538,312	4.500%, 06/01/48	15,180,469
		71,585,880

	Government National Mortgage Association - 0.11%
60,060	H15T1Y + 1.500%
	3.625%, 05/20/42 (a)	61,532
46,134	H15T1Y + 1.500%
	3.625%, 06/20/42 (a)	47,268
224,066	H15T1Y + 1.500%
	3.750%, 07/20/42 (a)	229,889
22,793	H15T1Y + 1.500%
	4.125%, 10/20/42 (a)	23,431
49,659	H15T1Y + 1.500%
	4.125%, 12/20/42 (a)	51,053
		413,173
	Total Mortgage-Backed Obligations	107,561,576
	(Cost $106,722,612)

U.S. TREASURY OBLIGATIONS - 0.92%
	United States Treasury Notes & Bonds- 0.92%
3,600,000	0.875%, 06/15/19	3,598,168
	Total U.S. Treasury Obligations	3,598,168
	(Cost $3,600,195)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 30.45%
	FRESB, Multifamily Mortgage Pass Through Certificates
5,994,575	Series 2019-SB60, Class A10H
	1 Month LIBOR USD + 3.500%
	3.500%, 01/25/39 (a)	6,202,531
	FHLMC, Multifamily Structured Pass Through Certificates
1,340,030	Series K-P02, Class A2
	2.355%, 04/25/21 (a)(b)(c)	1,334,799
4,138,411	Series K-LH3, Class A
	1 Month LIBOR USD + 0.700%
	3.181%, 11/25/22 (a)(c)	4,137,006
4,167,000	Series K-031, Class A2
	3.300%, 04/25/23 (a)(b)(c)	4,316,950
2,025,426	Series K-726, Class A1
	2.596%, 08/25/23 (b)(c)	2,032,978
724,123	Series K-727, Class A1
	2.632%, 10/25/23 (b)(c)	727,735
2,514,987	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	2.841%, 02/25/24 (a)	2,509,773
5,000,000	Series K-726, Class AM
	2.985%, 04/25/24 (b)(c)	5,124,028
10,000,000	Series K-728, Class AM
	3.133%, 08/25/24 (a)(b)(c)	10,293,266

4,804,552	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	2.821%, 06/25/25 (a)	4,778,232
10,000,000	Series K-C02, Class A2
	3.370%, 07/25/25 (b)(c)	10,398,064
12,000,000	Series K-733, Class AM
	3.750%, 09/25/25 (b)(c)	12,788,922
823,417	Series K-F27, Class A
	1 Month LIBOR USD + 0.420%
	2.901%, 12/25/26 (a)(c)	820,122
5,000,000	Series K-070, Class A2
	3.303%, 11/25/27 (a)(b)(c)	5,252,141
10,000,000	Series K-S10, Class A10
	1 Month LIBOR USD + 0.610%
	3.038%, 10/25/28 (a)	9,918,421
1,135,750	Series K-091, Class A1
	3.339%, 10/25/28 (c)	1,190,860
6,842,871	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	3.041%, 11/25/28 (a)	6,783,647
8,000,000	Series K-087, Class A2
	3.771%, 12/25/28 (b)(c)	8,722,524
5,000,000	Series K-F59, Class A
	1 Month LIBOR USD + 0.540%
	3.021%, 02/25/29 (a)(c)	4,995,317
5,000,000	Series K-091, Class AM
	3.566%, 03/25/29 (c)	5,328,975
5,000,000	Series K-734, Class AM
	3.435%, 02/25/51 (a)(b)	5,266,119
	FNMA
2,812,151	Series 2013-M6, Class 2A
	2.523%, 03/25/23 (a)	2,837,134
2,818,413	Series 2018-M1, Class A1
	2.986%, 12/25/27 (a)(b)	2,909,436
	Total U.S. Government-Backed Obligations	118,668,980
	(Cost $116,024,862)

REPURCHASE AGREEMENTS - 3.64%
14,200,000	INTL FCStone Financial, Inc., 2.55%, Dated 05/31/2019,
	matures 06/03/2019, repurchase price $14,203,018 (collateralized
	by $60,528,182 par amount of GNMA, FNMA, and FHLMC Securities of
	3.000% to 6.500% due 10/01/21 to 11/20/48, total market value $14,441,713)	14,200,000
	Total Repurchase Agreements	14,200,000
	(Cost $14,200,000)

REGISTERED INVESTMENT COMPANY - 0.03%
113,760	First American Government Obligations Fund - Class X
	2.305%, 12/01/31 (f)	113,760
	Total Registered Investment Company	113,760
(Cost $113,760)
	Total Investments - 101.18%	394,329,674
(Cost $390,848,753)
	Net Other Assets and Liabilities - (1.18)%	(4,593,828)
	Net Assets - 100.00%	$389,735,846

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2019. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b) The security has Sequential collateral.
(c) The security has Structured collateral.
(d) The security has PAC (Planned Amortization Class) collateral.
(e) Represents or includes a TBA (To Be Announced) transaction.
(f) Seven day yield as of May 31, 2019.

Explanation of Abbreviations and Acronyms:
12MTA	Federal Reserve US 12-Month Cumulative Average 1 Year Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRESB	Freddie Mac Multifamily Fixed-Rate Mortgage Loans
GNMA	Government National Mortgage Association
HH15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
USD	U.S. Dollar

NOTES TO PORTFOLIO OF INVESTMENTS
May 31, 2019 (Unaudited)

A. Investment Valuation
For the Ultra-Short Duration and Short Duration Portfolios (collectively, the “Portfolios” or individually, a “Portfolio”) investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of the Trust.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

	Level 1	–	quoted prices in active markets for identical securities
	Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3	–	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of May 31, 2019 is as follows:

	Ultra-Short Duration Portfolio
	Total Market Value at 5/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Bank Notes	$56,310,753	$-	$56,310,753	$-
Asset-Backed Securities	830,116	-	830,116	-
Collateralized Mortgage Obligations	114,839,228	-	114,839,228	-
Mortgage-Backed Obligations	16,752,165	-	16,752,165	-
Agency Debentures	2,750,000	-	-	2,750,000
U.S. Government-Backed Obligations	93,560,417	-	93,560,417	-
Repurchase Agreements	125,600,000	-	125,600,000	-
	$410,642,679	$-	$407,892,679	$2,750,000

	Short Duration Portfolio
	Total Market Value at 5/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Bank Notes	$68,198,223	$-	$68,198,223	$-
Collateralized Mortgage Obligations	81,988,967	-	81,988,967	-
Mortgage-Backed Obligations	107,561,576	-	107,561,576	-
U.S. Treasury Obligations	3,598,168	-	3,598,168	-
U.S. Government-Backed Obligations	118,668,980	-	118,668,980	-
Repurchase Agreements	14,200,000	-	14,200,000	-
Registered Investment Company	113,760	113,760	-	-
	394,329,674	113,760	394,215,914	-

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of May 31, 2019:

	Ultra-Short Duration Portfolio
Fair Value, as of August 31, 2018	3,250,000
Gross sales	(500,000)
Fair Value, as of May 31, 2019	2,750,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. When-Issued Securities
Consistent with National Credit Union Administration rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (To Be Announced) securities that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At May 31, 2019, the Ultra-Short Duration Portfolio and the Short Duration Portfolio held TBA securities $0 and $5,135,997 respectively.

Item 2. Controls and Procedures.
(a)
The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Trust for Credit Unions

By (Signature and Title)*  /s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date        July 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jay E. Johnson
       Jay E. Johnson, President & Treasurer
       (principal executive officer and principal financial officer)

Date        July 16, 2019

* Print the name and title of each signing officer under his or her signature.